SCHEDULE OF SUBSIDIARIES (Details) (Parenthetical)	Jun. 30, 2025	Dec. 31, 2024
Zhang Jia Ling Co Limited [Member] | North Water Investment Group Holdings Limited [Member]
Ownership percentage		22.80%
Zhang Jia Ling Co Limited [Member] | Mango Financial Group Limited [Member]
Ownership percentage	22.80%
Zhao Xinjie Co Ltd [Member] | North Water Investment Group Holdings Limited [Member]
Ownership percentage		5.00%
Twenty Two Other Minority Shareholders [Member] | North Water Investment Group Holdings Limited [Member] | Minimum [Member]
Ownership percentage		0.95%
Twenty Two Other Minority Shareholders [Member] | North Water Investment Group Holdings Limited [Member] | Maximum [Member]
Ownership percentage		4.74%
Minority Shareholders [Member] | North Water Investment Group Holdings Limited [Member] | Minimum [Member]
Ownership percentage		0.95%
Minority Shareholders [Member] | North Water Investment Group Holdings Limited [Member] | Maximum [Member]
Ownership percentage		5.00%
Minority Shareholders [Member] | Mango Financial Group Limited [Member] | Minimum [Member]
Ownership percentage	0.95%
Minority Shareholders [Member] | Mango Financial Group Limited [Member] | Maximum [Member]
Ownership percentage	5.00%